Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity Awards
The Compensation Committee has no formal policy regarding the timing of equity awards but does generally take into account whether there is any material, non-public information at the time equity awards are granted. Options are generally not awarded by the Company and the only two option awards granted in the past ten years were the Manny Stamatakis, and both were not granted until after material non-public information was disclosed. The first award to Manny was to induce him to accepted the role of Interim President and Chief Executive Officer and the second was awarded in connection with Manny’s his new employment contract at the beginning of 2025. The pricing used to determine target awards of performance restricted share units for named executive officers is based upon an average trading price of the Company’s common stock after the release of its year-end results. Certain other awards may be granted at the time of hire or a promotion, but these are infrequent.